Stockholders' Equity - Schedule of Stock Option Activity (Detail)	12 Months Ended
Dec. 31, 2016 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Exercised | shares	0
Number of Shares, Forfeitures | shares	0
Number of Shares, Outstanding, Ending Balance | shares	650,000
Weighted Average Exercise Price, Exercised | $ / shares	$ 0
Weighted Average Exercise Price, Forfeitures | $ / shares	0
Weighted Average Exercise Price, Outstanding, Ending Balance | $ / shares	$ 0.24
Aggregate Intrinsic Value, Exercised | $	$ 0
Aggregate Intrinsic Value, Forfeitures | $	0
Aggregate Intrinsic Value, Ending Balance | $	$ 97,500
Board Members and Officers [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Granted | shares	650,000
Weighted Average Exercise Price, Granted | $ / shares	$ 0.24
Aggregate Intrinsic Value, Granted | $	$ 0